Federated Hermes Corporate Bond Strategy Portfolio
Portfolio of Investments
September 30, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.4%
	Basic Industry - Chemicals—0.5%
$ 390,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 392,929
150,000	RPM International, Inc., Sr. Unsecd. Note, 5.250%, 6/1/2045	144,845
	TOTAL	537,774
	Basic Industry - Metals & Mining—1.1%
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	550,239
475,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	487,107
90,000	Glencore Funding LLC, 144A, 5.893%, 4/4/2054	91,029
200,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 2.625%, 9/23/2031	179,705
	TOTAL	1,308,080
	Basic Industry - Paper—0.3%
400,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.777%, 4/3/2054	408,964
	Capital Goods - Aerospace & Defense—5.4%
230,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	229,765
500,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	339,812
400,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	391,994
495,000	Boeing Co., Sr. Unsecd. Note, 2.950%, 2/1/2030	466,244
475,000	Boeing Co., Sr. Unsecd. Note, 3.250%, 2/1/2035	412,420
745,000	Boeing Co., Sr. Unsecd. Note, 3.950%, 8/1/2059	535,861
175,000	Boeing Co., Sr. Unsecd. Note, 5.705%, 5/1/2040	178,672
350,000	HEICO Corp., Sr. Unsecd. Note, 5.350%, 8/1/2033	363,323
440,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	433,248
250,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 5.353%, 1/15/2030	257,824
350,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 5/15/2030	349,033
250,000	Northrop Grumman Corp., Sr. Unsecd. Note, 3.250%, 1/15/2028	245,915
250,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	251,848
295,000	Northrop Grumman Corp., Sr. Unsecd. Note, 5.250%, 7/15/2035	305,582
500,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	499,723
175,000	RTX Corp., Sr. Unsecd. Note, 4.150%, 5/15/2045	147,737
680,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	704,540
190,000	Textron, Inc., Sr. Unsecd. Note, 2.450%, 3/15/2031	171,161
	TOTAL	6,284,702
	Capital Goods - Building Materials—0.7%
100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	96,775
270,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	266,747
235,000	Carrier Global Corp., Sr. Unsecd. Note, 2.700%, 2/15/2031	215,821
155,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	166,412
90,000	Masco Corp., Sr. Unsecd. Note, 4.500%, 5/15/2047	75,222
	TOTAL	820,977
	Capital Goods - Construction Machinery—0.7%
205,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	211,578
200,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.800%, 4/15/2034	209,702
450,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	440,469
	TOTAL	861,749
	Capital Goods - Diversified Manufacturing—1.2%
125,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	130,408

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$ 120,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	$ 122,266
155,000		Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 2.565%, 2/15/2030	144,369
80,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.000%, 10/1/2044	75,153
165,000		Valmont Industries, Inc., Sr. Unsecd. Note, 5.250%, 10/1/2054	153,763
175,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	172,610
250,000		Vontier Corp., Sr. Unsecd. Note, Series WI, 2.950%, 4/1/2031	228,539
160,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	168,318
235,000		Xylem, Inc., Sr. Unsecd. Note, 2.250%, 1/30/2031	211,225
		TOTAL	1,406,651
		Capital Goods - Environmental—0.9%
225,000		Republic Services, Inc., Sr. Unsecd. Note, 2.375%, 3/15/2033	196,367
225,000		Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	230,727
195,000		Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	183,117
475,000		Waste Connections, Inc., Sr. Unsecd. Note, 4.200%, 1/15/2033	466,257
		TOTAL	1,076,468
		Capital Goods - Packaging—0.2%
120,000		Sonoco Products Co., Sr. Unsecd. Note, 5.750%, 11/1/2040	122,713
150,000		WRKCo, Inc., Sr. Unsecd. Note, Series WI, 4.000%, 3/15/2028	149,219
		TOTAL	271,932
		Communications - Cable & Satellite—1.5%
240,000		CCO Safari II LLC, 6.484%, 10/23/2045	237,229
250,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 3.850%, 4/1/2061	155,941
865,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 3.900%, 6/1/2052	586,270
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Term Loan - 1st Lien, 5.050%, 3/30/2029	303,973
300,000		Charter Communications, Inc., 4.200%, 3/15/2028	298,672
150,000		Time Warner Cable, Inc., Co. Guarantee, 5.500%, 9/1/2041	137,541
		TOTAL	1,719,626
		Communications - Media & Entertainment—1.1%
140,000		AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	144,585
105,000		AppLovin Corp., Sr. Unsecd. Note, 5.950%, 12/1/2054	106,444
135,000		Fox Corp, Sr. Unsecd. Note, Series WI, 4.709%, 1/25/2029	136,762
400,000		Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	408,854
500,000		Omnicom Group, Inc., Sr. Unsecd. Note, 2.600%, 8/1/2031	450,894
		TOTAL	1,247,539
		Communications - Telecom Wireless—4.7%
200,000		American Tower Corp., Sr. Unsecd. Note, 1.450%, 9/15/2026	195,216
75,000		American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	67,630
150,000		American Tower Corp., Sr. Unsecd. Note, 3.100%, 6/15/2050	100,755
250,000		American Tower Corp., Sr. Unsecd. Note, 3.800%, 8/15/2029	245,342
100,000		American Tower Corp., Sr. Unsecd. Note, 4.400%, 2/15/2026	100,010
250,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	259,899
140,000		Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	117,067
375,000	[1]	Bell Canada, Sr. Unsecd. Note, 5.200%, 2/15/2034	379,785
150,000		Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	133,562
100,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2049	92,172
150,000		TELUS Corp., Sr. Unsecd. Note, 2.800%, 2/16/2027	147,266
500,000		T-Mobile USA, Inc., Series WI, 2.700%, 3/15/2032	448,349
550,000		T-Mobile USA, Inc., Series WI, 3.000%, 2/15/2041	413,522

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 450,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	$ 441,394
1,162,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.200%, 10/1/2029	1,160,868
215,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	219,683
355,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.650%, 1/15/2053	350,997
350,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	279,158
325,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	320,191
	TOTAL	5,472,866
	Communications - Telecom Wirelines—6.1%
452,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	385,067
750,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	687,627
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 6/1/2041	239,950
255,000	AT&T, Inc., Sr. Unsecd. Note, 3.850%, 6/1/2060	181,474
600,000	AT&T, Inc., Sr. Unsecd. Note, 4.300%, 2/15/2030	601,419
300,000	AT&T, Inc., Sr. Unsecd. Note, 4.900%, 11/1/2035	297,775
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.450%, 3/1/2047	387,034
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	265,077
545,000	AT&T, Inc., Sr. Unsecd. Note, Series WI, 5.300%, 8/15/2058	488,871
315,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.500%, 3/15/2042	274,424
250,000	Rogers Communications, Inc., Sr. Unsecd. Note, 4.550%, 3/15/2052	207,392
200,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	203,864
600,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.100%, 3/22/2028	572,386
200,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	181,888
635,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.400%, 3/22/2041	502,004
140,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.000%, 3/22/2050	110,225
100,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	100,122
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	318,566
676,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.780%, 2/15/2035	665,252
500,000	Verizon Communications, Inc., Sr. Unsecd. Note, Series WI, 1.680%, 10/30/2030	439,825
	TOTAL	7,110,242
	Consumer Cyclical - Automotive—3.8%
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	198,568
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	313,317
205,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	219,221
105,000	General Motors Co., Sr. Unsecd. Note, 5.200%, 4/1/2045	94,649
110,000	General Motors Co., Sr. Unsecd. Note, 6.750%, 4/1/2046	117,872
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.500%, 6/10/2026	736,040
425,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.400%, 4/10/2028	405,558
50,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	48,615
150,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.450%, 9/6/2034	150,984
400,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	416,866
600,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 4.900%, 6/23/2028	608,693
1,200,000	Nissan Motor Acceptance Co. LLC., Sr. Unsecd. Note, 144A, 1.850%, 9/16/2026	1,157,660
	TOTAL	4,468,043
	Consumer Cyclical - Retailers—1.5%
150,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 1.750%, 10/1/2027	140,752
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	209,072
250,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.800%, 1/25/2050	189,478
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.500%, 10/1/2025	130,000
450,000	AutoZone, Inc., Sr. Unsecd. Note, 5.400%, 7/15/2034	467,239
210,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	183,122

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—continued
$ 160,000		O’Reilly Automotive, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2030	$ 159,557
230,000		Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	237,577
		TOTAL	1,716,797
		Consumer Cyclical - Services—0.5%
290,000		Sodexo, Inc., Sr. Secd. Note, 144A, 5.800%, 8/15/2035	304,228
315,000		Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	316,145
		TOTAL	620,373
		Consumer Non-Cyclical - Food/Beverage—5.1%
125,000		Bacardi Ltd., Sr. Unsecd. Note, 144A, 2.750%, 7/15/2026	123,322
1,200,000		Bacardi-MartinI B.V, Sr. Unsecd. Note, 144A, 6.000%, 2/1/2035	1,249,164
325,000		Coca-Cola Europacific Partners PLC, Sr. Unsecd. Note, 144A, 1.500%, 1/15/2027	314,423
360,000		Conagra Brands, Inc., Sr. Unsecd. Note, 1.375%, 11/1/2027	339,194
115,000		Constellation Brands, Inc., Sr. Unsecd. Note, 4.800%, 1/15/2029	116,854
300,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	302,977
125,000		Constellation Brands, Inc., Sr. Unsecd. Note, 5.250%, 11/15/2048	116,449
210,000		Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	208,202
600,000		Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	611,562
230,000		General Mills, Inc., Sr. Unsecd. Note, 3.000%, 2/1/2051	150,180
75,000		Heineken NV, Sr. Unsecd. Note, 144A, 4.350%, 3/29/2047	62,807
148,000		International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 2.300%, 11/1/2030	132,477
375,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	312,305
250,000		McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	247,163
100,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	87,648
300,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	274,216
150,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	149,034
180,000		Smucker (J.M.) Co., Sr. Unsecd. Note, 2.375%, 3/15/2030	166,299
280,000		The Campbell’s Co., Sr. Unsecd. Note, 4.750%, 3/23/2035	271,682
125,000		The Campbell’s Co., Sr. Unsecd. Note, 5.200%, 3/21/2029	128,404
550,000		Tyson Foods, Inc., Sr. Unsecd. Note, 5.700%, 3/15/2034	579,832
		TOTAL	5,944,194
		Consumer Non-Cyclical - Health Care—4.1%
220,000		Alcon Finance Corp., Sr. Unsecd. Note, 144A, 3.000%, 9/23/2029	209,789
179,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	160,608
125,000		Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	127,505
200,000		CVS Health Corp., Sr. Unsecd. Note, 2.875%, 6/1/2026	198,187
880,000		CVS Health Corp., Sr. Unsecd. Note, 5.050%, 3/25/2048	783,668
250,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 2/21/2030	256,328
520,000		CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	472,319
150,000		CVS Health Corp., Sr. Unsecd. Note, 5.700%, 6/1/2034	156,600
200,000		CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	202,444
250,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 4.800%, 8/14/2029	255,090
250,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	269,113
145,000		GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 6.377%, 11/22/2052	160,334
250,000		HCA, Inc., Sec. Fac. Bond, 3.500%, 7/15/2051	171,155
755,000		HCA, Inc., Sr. Unsecd. Note, 5.950%, 9/15/2054	753,861
365,000		HCA, Inc., Sr. Unsecd. Note, 6.000%, 4/1/2054	365,962
194,000		Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	200,247
		TOTAL	4,743,210
		Consumer Non-Cyclical - Pharmaceuticals—2.4%
750,000		Amgen, Inc., Sr. Unsecd. Note, 2.450%, 2/21/2030	694,919

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$ 680,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2033	$ 704,581
520,000	Amgen, Inc., Sr. Unsecd. Note, 5.650%, 3/2/2053	519,029
300,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/25/2038	271,746
250,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 6.500%, 11/21/2033	269,782
325,000	Biogen, Inc., Sr. Unsecd. Note, 3.150%, 5/1/2050	211,499
250,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 3.025%, 7/9/2040	190,856
	TOTAL	2,862,412
	Consumer Non-Cyclical - Supermarkets—0.8%
300,000	Kroger Co., Bond, 6.900%, 4/15/2038	344,278
125,000	Kroger Co., Sr. Unsecd. Note, 3.950%, 1/15/2050	97,332
535,000	Kroger Co., Sr. Unsecd. Note, 5.000%, 9/15/2034	539,827
	TOTAL	981,437
	Consumer Non-Cyclical - Tobacco—1.8%
500,000	Altria Group, Inc., Sr. Unsecd. Note, 3.700%, 2/4/2051	360,660
100,000	Altria Group, Inc., Sr. Unsecd. Note, 3.875%, 9/16/2046	76,767
100,000	Altria Group, Inc., Sr. Unsecd. Note, 4.800%, 2/14/2029	101,617
325,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	310,634
130,000	BAT Capital Corp., Sr. Unsecd. Note, 4.625%, 3/22/2033	128,704
50,000	BAT Capital Corp., Sr. Unsecd. Note, 5.650%, 3/16/2052	47,878
515,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	550,394
100,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 3.557%, 8/15/2027	99,000
200,000	BAT Capital Corp., Sr. Unsecd. Note, Series WI, 4.540%, 8/15/2047	167,822
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	325,276
	TOTAL	2,168,752
	Energy - Independent—1.3%
305,000	APA Corp., Sr. Unsecd. Note, 6.100%, 2/15/2035	311,918
115,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	114,300
175,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 4.375%, 3/15/2029	174,704
135,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.750%, 4/18/2054	130,039
190,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2053	194,749
355,000	Hess Corp., Sr. Unsecd. Note, 5.600%, 2/15/2041	368,652
260,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	281,050
	TOTAL	1,575,412
	Energy - Integrated—0.6%
305,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2052	216,930
175,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	175,076
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	131,712
250,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	180,669
	TOTAL	704,387
	Energy - Midstream—8.1%
275,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	257,649
197,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	200,009
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.800%, 6/1/2045	99,822
245,000	Columbia Pipeline Holding Co. LLC, Sr. Unsecd. Note, 144A, 5.681%, 1/15/2034	252,848
65,000	Eastern Gas Transmission & Storage, Inc., Sr. Unsecd. Note, 3.900%, 11/15/2049	48,225
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.500%, 9/15/2040	79,527
300,000	Enbridge, Inc., Sr. Unsecd. Note, 3.125%, 11/15/2029	285,942
400,000	Enbridge, Inc., Sr. Unsecd. Note, 5.700%, 3/8/2033	421,085
150,000	Energy Transfer LP, Sr. Unsecd. Note, 5.000%, 5/15/2050	128,503
250,000	Energy Transfer LP, Sr. Unsecd. Note, 5.300%, 4/15/2047	225,980

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Midstream—continued
$ 390,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	$ 401,528
250,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	251,863
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.250%, 2/15/2048	166,623
300,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	273,034
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.300%, 3/1/2028	301,348
330,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.950%, 8/1/2054	332,669
200,000	MPLX LP, Sr. Unsecd. Note, 2.650%, 8/15/2030	183,697
170,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	169,821
100,000	MPLX LP, Sr. Unsecd. Note, 4.900%, 4/15/2058	83,279
535,000	MPLX LP, Sr. Unsecd. Note, 4.950%, 3/14/2052	456,791
200,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	203,940
80,000	MPLX LP, Sr. Unsecd. Note, Series WI, 4.250%, 12/1/2027	80,104
225,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	234,863
195,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	178,053
425,000	ONEOK, Inc., Sr. Unsecd. Note, 3.100%, 3/15/2030	401,506
500,000	ONEOK, Inc., Sr. Unsecd. Note, 6.050%, 9/1/2033	530,380
550,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	585,465
300,000	Plains All American Pipeline LP, Sr. Unsecd. Note, 5.150%, 6/1/2042	274,067
125,000	Southern Natural Gas Co. LLC, Sr. Unsecd. Note, 144A, 4.800%, 3/15/2047	111,224
250,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.500%, 3/1/2030	254,356
350,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	372,363
250,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	255,224
150,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	149,213
350,000	Williams Cos., Inc., Sr. Unsecd. Note, 4.900%, 1/15/2045	314,862
280,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	284,398
500,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.600%, 3/15/2035	519,181
125,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.800%, 11/15/2054	125,550
	TOTAL	9,494,992
	Energy - Refining—0.8%
275,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.750%, 9/15/2044	236,917
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	161,777
265,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	236,647
200,000	Valero Energy Corp., Sr. Unsecd. Note, 2.800%, 12/1/2031	181,606
200,000	Valero Energy Corp., Sr. Unsecd. Note, 4.900%, 3/15/2045	180,386
	TOTAL	997,333
	Financial Institution - Banking—8.9%
300,000	Capital One Financial Co., Sr. Unsecd. Note, 3.273%, 3/1/2030	289,351
500,000	Capital One Financial Co., Sr. Unsecd. Note, 3.750%, 3/9/2027	497,361
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.197%, 9/11/2036	395,752
200,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	209,805
450,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	451,949
500,000	Citigroup, Inc., Sub., 5.827%, 2/13/2035	518,747
385,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	409,784
300,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	312,765
580,000	Citizens Financial Group, Inc., Sub. Note, 2.638%, 9/30/2032	495,702
200,000	Comerica, Inc., 3.800%, 7/22/2026	198,920
580,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	603,693
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.950%, 3/14/2028	199,312
345,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	336,382
250,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	260,768

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 545,000	FNB Corp. (PA), 5.722%, 12/11/2030	$ 553,593
250,000	Goldman Sachs Group, Inc., 5.950%, 1/15/2027	256,273
450,000	Goldman Sachs Group, Inc., Sub. Note, 4.250%, 10/21/2025	449,711
150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.272%, 1/15/2031	154,636
150,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 5.709%, 2/2/2035	156,393
800,000	KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	868,457
300,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 2.550%, 10/1/2029	281,205
100,000	KeyCorp, Sr. Unsecd. Note, Series MTN, 4.100%, 4/30/2028	99,879
480,000	M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	521,543
100,000	M&T Bank Corp., Sr. Unsecd. Note, Series MTN, 5.385%, 1/16/2036	101,418
200,000	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	176,686
450,000	Morgan Stanley, Sub. Note, 5.000%, 11/24/2025	450,347
225,000	Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	231,408
320,000	Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	333,613
450,000	Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	459,512
140,000	Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	145,390
	TOTAL	10,420,355
	Financial Institution - Broker/Asset Mgr/Exchange—1.0%
575,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.750%, 10/15/2032	500,441
85,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	88,518
175,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.200%, 4/14/2034	186,130
400,000	Stifel Financial Corp., Sr. Unsecd. Note, 4.000%, 5/15/2030	392,210
	TOTAL	1,167,299
	Financial Institution - Finance Companies—2.6%
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	650,697
600,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.400%, 10/29/2033	539,409
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.000%, 11/15/2035	331,545
230,000	Air Lease Corp., Sr. Unsecd. Note, 2.200%, 1/15/2027	223,820
475,000	Air Lease Corp., Sr. Unsecd. Note, 5.200%, 7/15/2031	484,072
350,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	352,800
225,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.184%, 7/26/2035	232,204
210,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.848%, 1/3/2030	222,229
	TOTAL	3,036,776
	Financial Institution - Insurance - Health—1.8%
575,000	Centene Corp., 2.500%, 3/1/2031	495,672
225,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	209,257
750,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.750%, 2/15/2030	763,018
500,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.000%, 1/15/2036	496,560
125,000	The Cigna Group, Sr. Unsecd. Note, 4.900%, 12/15/2048	112,286
	TOTAL	2,076,793
	Financial Institution - Insurance - Life—1.1%
495,000	Corebridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	521,025
110,000	Lincoln National Corp., Sr. Note, 7.000%, 6/15/2040	125,225
326,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	309,826
100,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	104,700
100,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	133,743
50,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	59,086
	TOTAL	1,253,605
	Financial Institution - Insurance - P&C—1.4%
425,000	Aon North America, Inc., 5.750%, 3/1/2054	428,348

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - P&C—continued
$ 375,000		Beacon Funding Trust, Sr. Unsecd. Note, 6.266%, 8/15/2054	$ 384,497
250,000		CNA Financial Corp., Sr. Unsecd. Note, 3.900%, 5/1/2029	246,951
225,000		CNA Financial Corp., Sr. Unsecd. Note, 5.500%, 6/15/2033	233,695
212,000		Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.569%, 2/1/2029	213,486
120,000		The Hartford Insurance Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	131,234
		TOTAL	1,638,211
		Financial Institution - REIT - Apartment—0.4%
205,000		UDR, Inc., Sr. Unsecd. Note, 3.100%, 11/1/2034	176,926
180,000		UDR, Inc., Sr. Unsecd. Note, 5.125%, 9/1/2034	182,587
100,000		UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.500%, 1/15/2028	98,558
		TOTAL	458,071
		Financial Institution - REIT - Healthcare—1.0%
75,000		Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	65,139
245,000		Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	230,810
400,000		Healthpeak Op LLC, Sr. Unsecd. Note, 4.750%, 1/15/2033	397,622
150,000		Physicians Realty Trust, Sr. Unsecd. Note, 3.950%, 1/15/2028	148,847
125,000		Welltower, Inc., Sr. Unsecd. Note, 2.800%, 6/1/2031	115,038
200,000		Welltower, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	199,793
		TOTAL	1,157,249
		Financial Institution - REIT - Office—1.4%
90,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2027	89,724
100,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	99,450
380,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	384,085
155,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 5.250%, 5/15/2036	155,974
650,000		Boston Properties LP, Sr. Unsecd. Note, 2.900%, 3/15/2030	603,783
340,000		Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	289,865
		TOTAL	1,622,881
		Financial Institution - REIT - Other—0.4%
95,000		WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	93,602
375,000		WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	384,526
		TOTAL	478,128
		Financial Institution - REIT - Retail—0.9%
140,000		Kimco Realty Corp., Sr. Unsecd. Note, 2.800%, 10/1/2026	138,158
350,000		Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	387,646
300,000		Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	292,170
210,000		Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	207,653
		TOTAL	1,025,627
		Technology—9.2%
425,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	417,113
300,000		CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 3.250%, 2/15/2029	287,393
500,000	[1]	Concentrix Corp., Sr. Unsecd. Note, 6.600%, 8/2/2028	523,695
370,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	375,577
280,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.000%, 4/1/2030	286,906
350,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.100%, 2/15/2036	348,187
375,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 5.300%, 10/1/2029	387,319
375,000		Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	364,547
530,000		Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	555,566
225,000		Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	219,319
160,000		Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	151,989
75,000		Global Payments, Inc., Sr. Unsecd. Note, 4.450%, 6/1/2028	75,182

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 80,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	$ 80,095
235,000	Hewlett Packard Enterprise Co., 5.600%, 10/15/2054	224,902
510,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	506,222
225,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	226,538
155,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	154,927
245,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	250,496
390,000	Micron Technology, Inc., Sr. Unsecd. Note, 3.366%, 11/1/2041	301,917
150,000	Oracle Corp., Sr. Unsecd. Note, 2.950%, 4/1/2030	141,372
1,600,000	Oracle Corp., Sr. Unsecd. Note, 3.600%, 4/1/2050	1,127,142
1,000,000	Oracle Corp., Sr. Unsecd. Note, 3.650%, 3/25/2041	801,340
495,000	Oracle Corp., Sr. Unsecd. Note, 4.200%, 9/27/2029	494,054
700,000	Oracle Corp., Sr. Unsecd. Note, 5.550%, 2/6/2053	662,808
110,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.950%, 9/15/2029	104,869
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	59,941
245,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.200%, 9/15/2028	245,600
275,000	Roper Technologies, Inc., Sr. Unsecd. Note, 4.900%, 10/15/2034	275,447
235,000	Synopsys, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2028	237,671
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	74,855
320,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.250%, 6/5/2034	330,133
160,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	156,481
305,000	VMware, Inc., Sr. Unsecd. Note, 2.200%, 8/15/2031	269,115
	TOTAL	10,718,718
	Transportation - Railroads—0.6%
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	113,778
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	219,202
105,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.050%, 3/5/2030	95,724
100,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	89,080
195,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.000%, 12/2/2041	146,253
	TOTAL	664,037
	Transportation - Services—1.4%
250,000	FedEx Corp., Sr. Unsecd. Note, 144A, 3.250%, 5/15/2041	187,191
150,000	FedEx Corp., Sr. Unsecd. Note, 144A, 4.050%, 2/15/2048	113,981
300,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	315,182
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 1.700%, 6/15/2026	98,171
250,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	257,216
100,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	103,192
170,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	173,970
130,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	127,288
220,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.900%, 12/1/2026	216,724
	TOTAL	1,592,915
	Utility - Electric—7.5%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.850%, 10/1/2025	130,000
135,000	AEP Texas, Inc., Sr. Unsecd. Note, 4.700%, 5/15/2032	134,834
200,000	Ameren Corp., Sr. Unsecd. Note, 1.750%, 3/15/2028	189,022
185,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	179,376
105,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 5.625%, 3/1/2033	110,431
100,000	Appalachian Power Co., Sr. Unsecd. Note, 7.000%, 4/1/2038	113,530
170,000	Black Hills Corp., Sr. Unsecd. Note, 2.500%, 6/15/2030	156,673
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2031	312,721
495,000	Constellation Energy Generation LLC, Sr. Unsecd. Note, 6.125%, 1/15/2034	539,053

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 120,000	Dominion Energy, Inc., Sr. Unsecd. Note, Series A, 1.450%, 4/15/2026	$ 118,208
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.650%, 9/1/2026	237,153
250,000	Duke Energy Corp., Sr. Unsecd. Note, 4.300%, 3/15/2028	251,254
625,000	Duke Energy Corp., Sr. Unsecd. Note, 6.100%, 9/15/2053	658,691
250,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	235,923
250,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 6.250%, 5/23/2033	273,003
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	336,987
300,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.500%, 7/12/2031	268,030
400,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 5.000%, 9/30/2035	394,360
250,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	256,853
250,000	EverSource Energy, Sr. Unsecd. Note, 5.500%, 1/1/2034	258,368
140,000	Exelon Corp., Sr. Unsecd. Note, 4.100%, 3/15/2052	109,850
215,000	Exelon Corp., Sr. Unsecd. Note, 5.125%, 3/15/2031	221,810
650,000	Exelon Corp., Sr. Unsecd. Note, 5.150%, 3/15/2028	665,221
180,000	FirstEnergy Transmission LLC, Sr. Unsecd. Note, 144A, 4.550%, 4/1/2049	154,148
242,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	239,285
150,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	149,809
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.550%, 5/1/2027	198,389
225,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	231,784
100,000	NiSource, Inc., Sr. Unsecd. Note, 3.950%, 3/30/2048	79,897
100,000	NiSource, Inc., Sr. Unsecd. Note, 4.375%, 5/15/2047	84,291
95,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	97,528
200,000	NiSource, Inc., Sr. Unsecd. Note, 5.400%, 6/30/2033	207,454
345,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	355,758
120,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	114,011
575,000	Southern Co., Jr. Sub. Note, Series B, 4.000%, 1/15/2051	573,571
135,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	127,346
	TOTAL	8,764,622
	Utility - Natural Gas—0.5%
500,000	Sempra Energy, Jr. Sub. Note, 4.125%, 4/1/2052	487,736
135,000	Sempra Energy, Sr. Unsecd. Note, 3.700%, 4/1/2029	132,352
	TOTAL	620,088
	Utility - Natural Gas Distributor—0.1%
110,000	The East Ohio Gas Co., Sr. Unsecd. Note, 144A, 3.000%, 6/15/2050	71,424
	TOTAL CORPORATE BONDS (IDENTIFIED COST $115,826,581)	111,571,711
	FOREIGN GOVERNMENTS/AGENCIES—3.2%
	Sovereign—3.2%
700,000	Mexico, Government of, 3.750%, 1/11/2028	692,125
1,221,000	Mexico, Government of, Series 10, 5.625%, 9/22/2035	1,214,968
200,000	Mexico, Government of, Series MTN, 4.750%, 3/8/2044	166,150
206,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	224,334
250,000	Mexico, Government of, Sr. Unsecd. Note, 3.250%, 4/16/2030	235,350
250,000	Mexico, Government of, Sr. Unsecd. Note, 4.500%, 4/22/2029	250,013
190,000	Peru, Government of, 6.550%, 3/14/2037	211,280
700,000	United Mexican States, Sr. Unsecd. Note, 6.350%, 2/9/2035	739,214
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,782,385)	3,733,434

Principal Amount or Shares		Value
	REPURCHASE AGREEMENT—1.3%
$1,473,000
Interest in $250,000,000 joint repurchase agreement 4.21%, dated 9/30/2025 under which Bank of America, N.A. will repurchase securities provided as collateral for $250,029,236 on 10/1/2025. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to
1/25/2046 and the market value of those underlying securities was $257,530,113.
(IDENTIFIED COST $1,473,000)
		$ 1,473,000
	INVESTMENT COMPANY—1.0%
1,117,953	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[2] (IDENTIFIED COST $1,117,953)	1,117,953
	TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $122,199,919)	117,896,098
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[3]	(1,012,945)
	NET ASSETS—100%	$116,883,153
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 2-Year Long Futures	15	$3,125,977	December 2025	$1,703
United States Treasury Notes 5-Year Long Futures	35	$3,821,836	December 2025	$1,608
United States Treasury Notes 10-Year Ultra Long Futures	30	$3,452,344	December 2025	$37,436
United States Treasury Ultra Bond Long Futures	18	$2,161,125	December 2025	$60,144
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$100,891
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 12/31/2024	$1,359,003
Purchases at Cost	$17,694,778
Proceeds from Sales	$(17,935,828)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$1,117,953
Shares Held as of 9/30/2025	1,117,953
Dividend Income	$56,268

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of September 30, 2025, securities subject to this type of arrangement and related collateral were as follows:

Fair Value of Securities Loaned	Collateral Received
$1,095,399	$1,117,953

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).

■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$111,571,711	$—	$111,571,711
Foreign Governments/Agencies	—	3,733,434	—	3,733,434
Investment Company	1,117,953	—	—	1,117,953
Repurchase Agreement	—	1,473,000	—	1,473,000
TOTAL SECURITIES	$1,117,953	$116,778,145	$—	$117,896,098
Other Financial Instruments:[1]
Assets	$100,891	$—	$—	$100,891

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust